Form N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
Entity Central Index Key	0000740766
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Nov. 02, 2026